UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-06563
Investment Company Act File Number

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert International Equity Fund
Calvert Mid-Cap Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.7%
Australia - 3.5%
Challenger Ltd.	402,715	2,692,401
CSL Ltd.	26,511	3,462,810
		6,155,211

Canada - 2.0%
CAE, Inc.	189,379	3,480,456

Denmark - 4.2%
Coloplast A/S, Class B	39,520	3,675,977
Novo Nordisk A/S, Class B	83,755	3,846,621
		7,522,598

France - 4.1%
Kering SA	8,946	4,190,916
Legrand SA	56,406	3,188,770
		7,379,686

Germany - 3.7%
adidas AG	20,560	4,296,812
Continental AG	16,710	2,326,631
		6,623,443

Hong Kong - 2.8%
AIA Group Ltd.	596,941	4,958,675

Ireland - 1.6%
Kerry Group plc, Class A	29,608	2,931,861

Japan - 16.6%
Don Quijote Holdings Co. Ltd. (1)	65,800	4,068,185
FP Corp.	60,400	3,696,360
Japan Lifeline Co. Ltd. (1)	133,500	1,720,765
Kao Corp.	66,941	4,954,813
MISUMI Group, Inc. (1)	111,008	2,338,578
ORIX Corp.	261,200	3,816,633
Santen Pharmaceutical Co. Ltd.	165,792	2,392,089
Seven & I Holdings Co. Ltd.	90,817	3,946,462
Yamaha Corp.	64,700	2,752,295
		29,686,180

Netherlands - 4.7%
ASML Holding NV	28,837	4,517,589
ING Groep NV	355,289	3,821,697

		8,339,286

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	83,208	727,124

Singapore - 1.9%
DBS Group Holdings Ltd.	193,828	3,370,639

South Africa - 1.5%
Naspers Ltd., Class N	13,240	2,650,866

Spain - 6.3%
Amadeus IT Group SA, Class A	37,127	2,583,206
Iberdrola SA	641,707	5,152,829
Industria de Diseno Textil SA	138,450	3,533,890
		11,269,925

Sweden - 8.8%
Assa Abloy AB, Class B	222,290	3,980,501
Atlas Copco AB, Class A	93,641	2,234,090
Indutrade AB	126,746	2,943,843
Swedbank AB, Class A	148,147	3,311,254
Tele2 AB, Class B	246,693	3,146,270
		15,615,958

Switzerland - 7.8%
Lonza Group AG	12,702	3,301,944
Nestle SA	90,546	7,348,962
Sika AG	26,400	3,353,422
		14,004,328

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	87,702	3,237,081

United Kingdom - 18.0%
Aviva plc	701,391	3,356,856
Compass Group plc	201,687	4,244,466
GlaxoSmithKline plc	217,302	4,141,345
Halma plc	164,857	2,871,877
Melrose Industries plc	2,330,312	4,868,263
Prudential plc	225,996	4,035,486
Unilever plc	119,132	6,254,760
Weir Group plc (The)	145,963	2,417,037
		32,190,090

United States - 4.0%
Ecolab, Inc.	21,920	3,229,912
Oceaneering International, Inc. (2)	68,442	828,148
Xylem, Inc.	46,112	3,076,593
		7,134,653

Total Common Stocks (Cost $168,124,141)		167,278,060

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A (2)(3)(4)	582,574	—
Series B (2)(3)(4)	40,523	—
FINAE, Series D (2)(3)(4)	2,597,442	175,791
		175,791

Total Preferred Stocks (Cost $491,304)		175,791

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.8%
Africa Renewable Energy Fund LP (2)(3)(4)		1,001,396
Blackstone Clean Technology Partners LP (2)(3)(4)		13,264
China Environment Fund 2004 LP (2)(3)(4)		3,779
Emerald Sustainability Fund I LP (2)(3)(4)		82,941
gNet Defta Development Holding LLC (2)(3)(4)(5)		256,159
SEAF Central and Eastern European Growth Fund LLC (2)(3)(4)(5)		38,737
SEAF India International Growth Fund LP (2)(3)(4)		26,763

Total Venture Capital Limited Partnership Interests (Cost $2,118,063)		1,423,039

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19 (3)(4)(6)	70,000	—

Total Venture Capital Debt Obligations (Cost $70,000)		—

HIGH SOCIAL IMPACT INVESTMENTS - 2.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(5)	4,431,583	4,246,210
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (3)(4)(7)	220,000	206,580
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (3)(4)(7)	283,000	258,945

Total High Social Impact Investments (Cost $4,934,583)		4,711,735

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	225,450	225,450

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $225,450)		225,450

TOTAL INVESTMENTS (Cost $175,963,541) - 97.4%	173,814,075
Other assets and liabilities, net - 2.6%	4,731,011
NET ASSETS - 100.0%	178,545,086

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $6,945,853 and the total market value of the collateral received by the Fund was $7,336,439, including cash of $225,450 and U.S. Government and/or agency securities of $7,110,989.

(2) Non-income producing security.
(3) Restricted security. Total market value of restricted securities amounts to $6,310,565, which represents 3.5% of the net assets of the Fund as of December 31, 2018.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Affiliated company.
(6) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 15, 2019 with 1% to be paid annually and the remaining interest due at maturity. As of December 31, 2018, security is in default with respect to its annual 1% interest payment.

(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt

At December 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments*
Financials	16.9%
Industrials	16.4%
Consumer Discretionary	14.7%
Consumer Staples	14.7%
Health Care	13.4%
Information Technology	7.6%
Materials	5.9%
Communication Services	3.3%
Utilities	3.0%
High Social Impact Investments	2.7%
Venture Capital Limited Partnership Interests	0.8%
Energy	0.5%
Venture Capital	0.1%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Africa Renewable Energy Fund LP	4/17/14-8/24/18	879,466
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19	2/12/14	70,000

At December 31, 2018, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated companies was $4,541,106, which represents 2.54% of the Fund's net assets. Transactions in the Notes and affiliated companies for the fiscal year to date ended December 31, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$4,431,583	$—	$—	$4,431,583	$4,246,210	$16,618	$—	$—	($18,524)
SEAF Central and Eastern European Growth Fund LLC (1)(2)(3)	—	—	—	—	38,737	—	—	—	(362)
gNet Defta Development Holding LLC (1)(2)(3)	—	—	—	—	256,159	—	—	—	(1,459)
TOTALS					$4,541,106	$16,618	$—	$—	($20,345)

(1) Restricted security.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Canada	$3,480,456	$—	$—	$3,480,456
Taiwan	3,237,081	—	—	3,237,081
United States	7,134,653	—	—	7,134,653
Other Countries(2)	—	153425870 (3)	—	153,425,870
Total Common Stocks	$13,852,190	$153,425,870	$—	$167,278,060
Preferred Stocks - Venture Capital	—	—	175,791	175,791
Venture Capital Limited Partnership Interests	—	—	1,423,039	1,423,039
Venture Capital Debt Obligations	—	—	—	—
High Social Impact Investments	—	4,246,210	465,525	4,711,735
Short Term Investment of Cash Collateral for Securities Loaned	225,450	—	—	225,450
Total	$14,077,640	$157,672,080	$2,064,355	$173,814,075

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.0%
CAE, Inc.	117,800	2,164,959
Hexcel Corp.	37,153	2,130,353
		4,295,312

Banks - 2.6%
First Republic Bank	17,225	1,496,853
KeyCorp	147,154	2,174,936
Sterling Bancorp	101,000	1,667,510
		5,339,299

Biotechnology - 1.5%
Incyte Corp. (1)	21,800	1,386,262
Ligand Pharmaceuticals, Inc. (1)(2)	6,500	882,050
Vertex Pharmaceuticals, Inc. (1)	5,700	944,547
		3,212,859

Capital Markets - 2.9%
E*Trade Financial Corp.	38,388	1,684,465
Raymond James Financial, Inc.	30,200	2,247,182
SEI Investments Co.	46,100	2,129,820
		6,061,467

Chemicals - 2.3%
Ecolab, Inc.	16,400	2,416,540
Sherwin-Williams Co. (The)	6,000	2,360,760
		4,777,300

Commercial Services & Supplies - 1.6%
Republic Services, Inc.	45,200	3,258,468

Consumer Finance - 1.9%
Ally Financial, Inc.	96,300	2,182,158
OneMain Holdings, Inc. (1)	73,600	1,787,744
		3,969,902

Containers & Packaging - 3.1%
Ball Corp.	101,822	4,681,776
WestRock Co.	45,427	1,715,323
		6,397,099

Distributors - 0.6%
Pool Corp.	9,000	1,337,850

Diversified Consumer Services - 4.8%
Bright Horizons Family Solutions, Inc. (1)	25,228	2,811,661
Grand Canyon Education, Inc. (1)	42,500	4,085,950
ServiceMaster Global Holdings, Inc. (1)	84,249	3,095,308
		9,992,919

Electric Utilities - 2.6%
Xcel Energy, Inc.	110,000	5,419,700

Electrical Equipment - 1.5%
AMETEK, Inc.	46,132	3,123,136

Electronic Equipment, Instruments & Components - 3.5%
CDW Corp.	32,300	2,617,915
Dolby Laboratories, Inc., Class A	44,225	2,734,874
FLIR Systems, Inc.	44,800	1,950,592
		7,303,381

Energy Equipment & Services - 1.3%
Core Laboratories NV	19,400	1,157,404
Oceaneering International, Inc. (1)	40,610	491,381
TechnipFMC plc	51,902	1,016,241
		2,665,026

Equity Real Estate Investment Trusts (REITs) - 11.0%
AvalonBay Communities, Inc.	24,832	4,322,010
Equity Residential	54,400	3,590,944
Extra Space Storage, Inc.	47,082	4,259,979
Invitation Homes, Inc.	136,900	2,748,952
Mid-America Apartment Communities, Inc.	32,100	3,071,970
National Retail Properties, Inc.	102,592	4,976,738
		22,970,593

Food & Staples Retailing - 1.0%
Performance Food Group Co. (1)	68,300	2,204,041

Food Products - 0.9%
Conagra Brands, Inc.	86,300	1,843,368

Health Care Equipment & Supplies - 3.4%
Cooper Cos., Inc. (The)	10,800	2,748,600
ICU Medical, Inc. (1)	7,000	1,607,410
Teleflex, Inc.	11,025	2,849,742
		7,205,752

Health Care Providers & Services - 3.1%
Amedisys, Inc. (1)	18,600	2,178,246
Centene Corp. (1)	20,400	2,352,120
Humana, Inc.	6,541	1,873,866
		6,404,232

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	33,700	2,011,890

Household Products - 2.2%
Central Garden & Pet Co., Class A (1)	85,600	2,675,000
Clorox Co. (The)	12,050	1,857,387
		4,532,387

Independent Power and Renewable Electricity Producers - 1.5%
NextEra Energy Partners LP	72,600	3,125,430

Insurance - 4.4%
Alleghany Corp.	4,438	2,766,294
American Financial Group, Inc.	23,583	2,134,969
First American Financial Corp.	48,671	2,172,674
RLI Corp.	31,300	2,159,387
		9,233,324

Interactive Media & Services - 2.7%
Eventbrite, Inc., Class A (1)(2)	86,301	2,400,031
IAC/InterActiveCorp (1)	17,800	3,258,112
		5,658,143

IT Services - 5.4%
Amdocs Ltd.	39,889	2,336,698
Black Knight, Inc. (1)	61,100	2,753,166
Fiserv, Inc. (1)	55,100	4,049,299
GoDaddy, Inc., Class A (1)	31,200	2,047,344
		11,186,507

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	44,800	3,022,208

Machinery - 4.5%
Fortive Corp. (2)	40,317	2,727,848
Gardner Denver Holdings, Inc. (1)	103,300	2,112,485
Parker-Hannifin Corp.	17,400	2,595,036
Xylem, Inc.	29,800	1,988,256
		9,423,625

Multi-Utilities - 4.4%
CMS Energy Corp.	99,671	4,948,665
Sempra Energy	39,947	4,321,866
		9,270,531

Pharmaceuticals - 2.5%
Elanco Animal Health, Inc. (1)(2)	53,471	1,685,940
Jazz Pharmaceuticals plc (1)	10,700	1,326,372
Zoetis, Inc.	24,955	2,134,651

		5,146,963

Professional Services - 1.3%
Verisk Analytics, Inc. (1)	24,700	2,693,288

Road & Rail - 1.1%
Kansas City Southern	24,100	2,300,345

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	26,100	2,240,163
Lam Research Corp.	6,800	925,956
NXP Semiconductors NV	26,200	1,919,936
Skyworks Solutions, Inc.	26,600	1,782,732
		6,868,787

Software - 2.8%
CDK Global, Inc.	48,700	2,331,756
RealPage, Inc. (1)	49,400	2,380,586
SailPoint Technologies Holding, Inc. (1)	51,200	1,202,688
		5,915,030

Specialty Retail - 1.8%
Ulta Beauty, Inc. (1)	15,000	3,672,600

Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	120,100	2,457,246

Textiles, Apparel & Luxury Goods - 3.8%
Columbia Sportswear Co.	19,600	1,648,164
Gildan Activewear, Inc.	135,900	4,125,924
VF Corp.	29,500	2,104,530
		7,878,618

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (1)	200,200	2,094,092

Total Common Stocks (Cost $204,830,914)		204,272,718

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	2,619,488	2,509,915
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (4)(5)(6)	309,000	290,151
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (4)(5)(6)	398,000	364,170

Total High Social Impact Investments (Cost $3,326,488)		3,164,236

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	676,454	676,454

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $676,454)		676,454

TOTAL INVESTMENTS (Cost $208,833,856) - 99.7%		208,113,408
Other assets and liabilities, net - 0.3%		614,586
NET ASSETS - 100.0%		208,727,994

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $5,557,216 and the total market value of the collateral received by the Fund was $5,684,124, including cash of $676,454 and U.S. Government and/or agencies securities of $5,007,670.

(3) Affiliated company.
(4) Restricted security. Total market value of restricted securities amounts to $3,164,236, which represents 1.5% of the net assets of the Fund as of December 31, 2018.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	398,000

At December 31, 2018, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) was $2,509,915, which represents 1.2% of the Fund's net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes: 1.50%, 12/15/19 (1)	$2,619,488	$—	$—	$2,619,488	$2,509,915	$9,496	$—	$—	($10,949)
Total					$2,509,915	$9,496	$—	$—	($10,949)

(1) Restricted security

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$204,272,718	(2)	$—	$—	$204,272,718
High Social Impact Investments	—		2,509,915	654,321	3,164,236
Short Term Investment of Cash Collateral for Securities Loaned	676,454		—	—	676,454
Total Investments	$204,949,172		$2,509,915	$654,321	$208,113,408

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.7%
Australia - 4.8%
Bapcor Ltd.	459,578	1,907,858
BlueScope Steel Ltd.	67,847	523,380
Bravura Solutions Ltd.	528,920	1,378,672
Challenger Ltd.	412,931	2,760,701
GDI Property Group	2,459,577	2,338,873
National Storage REIT	1,316,187	1,627,247
Nine Entertainment Co. Holdings Ltd.	1,212,063	1,179,296
Super Retail Group Ltd.	290,246	1,438,477
		13,154,504

Austria - 0.8%
ams AG (1)	20,451	492,465
CA Immobilien Anlagen AG	52,552	1,660,171
		2,152,636

Belgium - 1.9%
Kinepolis Group NV	52,244	2,920,034
Melexis NV (1)	39,456	2,296,191
		5,216,225

Canada - 1.9%
CAE, Inc.	213,059	3,915,654
Kinaxis, Inc. (2)	27,589	1,331,757
		5,247,411

Denmark - 0.7%
Topdanmark AS	43,222	2,017,128

France - 2.4%
Metropole Television S.A.	76,397	1,228,948
Nexity S.A.	37,027	1,671,728
Rubis SCA	70,397	3,785,512
		6,686,188

Germany - 5.5%
Axel Springer SE	34,332	1,945,121
Bechtle AG	21,438	1,669,909
Brenntag AG	69,679	3,041,431
Carl Zeiss Meditec AG	23,302	1,818,291
Freenet AG	41,433	806,033
Norma Group SE	63,127	3,129,570
Rational AG	3,941	2,239,490
Salzgitter AG	12,588	367,359

		15,017,204

Hong Kong - 2.2%
CITIC Telecom International Holdings Ltd.	4,210,468	1,477,579
Hysan Development Co. Ltd.	660,075	3,138,907
Johnson Electric Holdings Ltd.	642,274	1,310,054
		5,926,540

Ireland - 1.6%
Green REIT plc	1,116,684	1,726,899
UDG Healthcare plc	357,041	2,718,228
		4,445,127

Italy - 4.5%
Amplifon SpA	125,359	2,024,034
Banca Generali SpA	57,115	1,187,376
DiaSorin SpA	24,181	1,963,054
FinecoBank Banca Fineco SpA	112,754	1,134,466
MARR SpA	159,445	3,759,393
Moncler SpA	70,620	2,350,066
		12,418,389

Japan - 27.5%
77 Bank Ltd. (The)	97,192	1,679,945
Ariake Japan Co. Ltd.	16,772	1,088,015
Asahi Co. Ltd.	229,148	2,866,459
Asahi Intecc Co. Ltd.	39,082	1,653,381
Chiba Bank Ltd. (The)	298,890	1,664,960
Daiichikosho Co. Ltd.	63,875	3,036,088
Dowa Holdings Co. Ltd.	24,160	723,128
Eiken Chemical Co. Ltd.	133,298	2,916,003
FP Corp.	69,284	4,240,043
Fuji Seal International, Inc.	82,473	2,906,989
GLP J-REIT	2,019	2,055,663
HIS Co. Ltd. (1)	95,342	3,466,546
Invesco Office J-REIT, Inc.	14,410	2,014,086
Japan Hotel REIT Investment Corp.	2,962	2,114,202
Japan Lifeline Co. Ltd. (1)	196,245	2,529,525
K's Holdings Corp.	136,710	1,345,641
Kenedix, Inc. (1)	386,000	1,655,701
Kewpie Corp.	118,910	2,647,823
Kuraray Co. Ltd.	134,395	1,890,203
Like Co. Ltd. (1)	105,038	1,172,399
Morinaga & Co. Ltd.	70,879	3,041,269
Nabtesco Corp. (1)	125,555	2,718,378
Nippon Light Metal Holdings Co. Ltd.	731,851	1,484,698
Nohmi Bosai Ltd.	128,215	2,160,107
Nomura Co. Ltd.	136,359	3,125,982
Okamura Corp.	231,150	2,983,086
Penta-Ocean Construction Co. Ltd.	561,677	3,103,244

Press Kogyo Co., Ltd.	567,360	2,787,125
Sakata Seed Corp.	82,383	2,523,160
Ship Healthcare Holdings, Inc.	37,365	1,381,525
Sumco Corp. (1)	109,888	1,223,822
Tokyo Century Corp.	29,638	1,305,332
Yamaha Corp.	62,639	2,664,622
Yokohama Reito Co. Ltd. (1)	169,269	1,410,717
		75,579,867

Luxembourg - 0.1%
APERAM S.A.	10,921	287,368

Netherlands - 5.2%
Aalberts Industries NV	93,465	3,108,496
Core Laboratories NV	13,739	819,669
GrandVision NV (3)	171,305	3,752,131
IMCD Group NV	63,794	4,083,682
NSI NV	65,974	2,580,310
		14,344,288

New Zealand - 1.0%
Fisher & Paykel Healthcare Corp. Ltd.	310,366	2,712,173

Norway - 1.8%
SpareBank 1 SR-Bank ASA	485,179	5,005,894

Singapore - 1.9%
Keppel REIT	3,616,600	3,028,091
Yanlord Land Group Ltd.	2,599,100	2,325,935
		5,354,026

Spain - 0.8%
Acciona SA	27,261	2,305,868

Sweden - 6.6%
Assa Abloy AB, Class B	194,238	3,478,180
Boliden AB	38,551	835,362
Bufab AB	175,657	1,695,449
Fabege AB	150,044	2,005,487
Husqvarna AB, Class B	496,740	3,687,765
Indutrade AB	147,006	3,414,408
Trelleborg AB, Class B	197,701	3,114,904
		18,231,555

Switzerland - 9.5%
Belimo Holding AG	551	2,210,098
Bossard Holding AG, Class A (1)	19,928	2,844,649
Cembra Money Bank AG	50,920	4,040,214
Galenica AG (3)	49,638	2,186,532
Logitech International SA	70,458	2,225,668

Lonza Group AG	14,010	3,641,965
Sika AG	40,242	5,111,682
VZ Holding AG	13,946	3,766,573
		26,027,381

United Kingdom - 16.5%
Abcam plc	126,146	1,755,888
Bellway plc	100,958	3,239,186
Bodycote plc	301,755	2,791,123
Croda International plc	36,571	2,184,053
Dechra Pharmaceuticals plc	126,467	3,341,397
DS Smith plc	920,880	3,511,828
First Derivatives plc (1)	66,217	1,785,909
Grainger plc	1,030,936	2,756,812
Halma plc	231,549	4,033,680
Hastings Group Holdings plc (3)	569,934	1,356,430
Hiscox Ltd.	149,920	3,098,621
Inchcape plc	434,670	3,058,676
Melrose Industries plc	2,277,444	4,757,816
St James's Place plc	237,900	2,865,222
Weir Group plc (The)	72,847	1,206,291
WH Smith plc	168,439	3,694,971
		45,437,903

United States - 0.5%
Oceaneering International, Inc. (2)	114,626	1,386,975

Total Common Stocks (Cost $287,194,666)		268,954,650

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	958,170
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (4)(6)(7)	111,000	104,229
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (4)(6)(7)	142,000	129,930

Total High Social Impact Investments (Cost $1,253,000)		1,192,329

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	7,648,298	7,648,298

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,648,298)		7,648,298

TOTAL INVESTMENTS (Cost $296,095,964) - 100.9%		277,795,277
Other assets and liabilities, net - (0.9%)		(2,522,101)
NET ASSETS - 100.0%		275,273,176

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $9,264,487 and the total market value of the collateral received by the Fund was $9,679,190, comprised of cash of $7,648,298 and U.S. Government and/or agencies securities of $2,030,892.

(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $7,295,093, which represents 2.7% of the net assets of the Fund as of December 31, 2018.

(4) Restricted security. Total market value of restricted securities amounts to $1,192,329, which represents 0.4% of the net assets of the Fund as of December 31, 2018.
(5) Affiliated company.
(6) For fair value measurement disclosure purposes, security is categorized as Level 3.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

At December 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	22.0%
Consumer Discretionary	13.4%
Real Estate	12.1%
Financials	11.8%
Health Care	11.3%
Materials	8.9%
Information Technology	6.9%
Consumer Staples	5.4%
Communication Services	4.7%
Utilities	2.3%
Energy	0.8%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	142,000

At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $958,170, which represents 0.35% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,000,000	$—	$—	$1,000,000	$958,170	$3,625	$—	$—	($4,180)

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$5,247,411	$—		$—	$5,247,411
Netherlands	819,669	13,524,619		—	14,344,288
United States	1,386,975	—		—	1,386,975
Other Countries(2)	—	247,975,976		—	247,975,976
Total Common Stocks	$7,454,055	$261,500,595	(3)	$—	$268,954,650
High Social Impact Investments	—	958,170		234,159	1,192,329
Short Term Investment of Cash Collateral for Securities Loaned	7,648,298	—		—	7,648,298
Total Investments	$15,102,353	$262,458,765		$234,159	$277,795,277

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.1%
Brazil - 7.9%
BB Seguridade Participacoes SA	3,744,267	26,654,022
Duratex SA	6,795,741	20,742,725
Itau Unibanco Holding SA, PFC Shares	2,480,404	22,719,304
Notre Dame Intermedica Participacoes S.A. (1)	2,104,813	15,792,547
Ultrapar Participacoes SA	1,211,930	16,635,406
		102,544,004

China - 24.6%
Alibaba Group Holding Ltd. ADR (1)	443,467	60,786,022
Baozun, Inc. ADR (1)(2)	691,037	20,185,191
China Communications Services Corp. Ltd., Class H	28,530,000	23,655,092
China Mengniu Dairy Company Ltd.	7,289,310	22,680,842
Gree Electric Appliances, Inc. of Zhuhai, Class A (1)	4,004,044	20,905,261
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	4,406,243	16,626,537
NARI Technology Co. Ltd., Class A	11,530,690	31,193,460
Shenzhen International Holdings Ltd.	11,799,873	22,733,047
Tencent Holdings Ltd.	2,541,796	101,876,003
		320,641,455

Egypt - 1.4%
Commercial International Bank Egypt SAE	4,371,301	18,271,670

Hong Kong - 8.1%
AIA Group Ltd.	4,943,600	41,065,545
Samsonite International SA (3)	9,077,446	25,787,490
Techtronic Industries Co. Ltd.	7,440,290	39,483,111
		106,336,146

Hungary - 2.1%
Richter Gedeon Nyrt	1,390,947	26,942,248

India - 14.2%
Bharat Forge Ltd.	2,053,455	14,945,718
Container Corp. of India Ltd.	1,725,754	16,983,342
HCL Technologies Ltd.	1,207,408	16,681,790
HDFC Bank Ltd. ADR	331,552	34,345,472
Hero MotoCorp Ltd.	461,132	20,396,500
ICICI Bank Ltd.	6,200,283	32,051,943
Motherson Sumi Systems Ltd.	7,113,932	16,997,983
Power Grid Corp. of India Ltd.	5,832,769	16,460,426
Tech Mahindra Ltd.	1,651,622	17,069,960
		185,933,134

Indonesia - 2.4%
Bank Rakyat Indonesia Persero Tbk PT	123,859,560	31,554,232

Mexico - 1.2%
Wal-Mart de Mexico SAB de CV	6,328,085	16,094,123

Peru - 1.9%
Credicorp Ltd.	109,438	24,259,121

Russia - 3.1%
Mail.Ru Group Ltd. GDR (1)	689,152	16,236,977
Sberbank of Russia PJSC ADR (4)	53,523	586,612
Sberbank of Russia PJSC ADR (4)	2,124,762	23,268,622
		40,092,211

South Africa - 3.3%
Foschini Group Ltd. (The)	2,192,618	25,320,589
Shoprite Holdings Ltd.	1,306,517	17,258,593
		42,579,182

South Korea - 8.9%
KB Financial Group, Inc. (1)	825,296	34,428,716
Samsung Electronics Co. Ltd.	1,759,257	61,242,704
Samsung Fire & Marine Insurance Co. Ltd.	85,551	20,571,524
		116,242,944

Taiwan - 11.1%
Accton Technology Corp.	5,366,000	17,204,117
Advantech Co. Ltd.	2,543,983	17,379,223
Chipbond Technology Corp.	11,698,000	23,489,202
LandMark Optoelectronics Corp.	2,005,900	14,738,873
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,810,119	66,811,492
Tong Yang Industry Co. Ltd.	4,243,534	5,074,951
		144,697,858

Turkey - 0.6%
BIM Birlesik Magazalar AS	495,012	8,136,769

United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC	8,007,822	17,762,991

United Kingdom - 1.9%
NMC Health plc	724,435	25,283,670

Total Common Stocks (Cost $1,314,507,325)		1,227,371,758

PARTICIPATORY NOTES - 0.5%

China - 0.5%

Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 (1)	376,480	1,412,548
Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 (1)	1,219,921	4,577,125

Total Participatory Notes (Cost $5,912,404)		5,989,673

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	2,000,000	1,916,340
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (5)(7)(8)	43,000	40,377
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (5)(7)(8)	56,000	51,240

Total High Social Impact Investments (Cost $2,099,000)		2,007,957

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	14,133,375	14,133,375

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $14,133,375)		14,133,375

TOTAL INVESTMENTS (Cost $1,336,652,104) - 95.8%		1,249,502,763
Other assets and liabilities, net - 4.2%		54,813,735
NET ASSETS - 100.0%		1,304,316,498

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $13,210,748 and the total market value of the collateral received by the Fund was $14,133,375, comprised of cash.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $25,787,490, which represents 2.0% of the net assets of the Fund as of December 31, 2018.

(4) Securities are traded on separate exchanges for the same entity.
(5) Restricted security. Total market value of restricted securities amounts to $2,007,957, which represents 0.1% of the net assets of the Fund as of December 31, 2018.
(6) Affiliated company.
(7) For fair value measurement disclosure purposes, security is categorized as Level 3.
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

At December 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments**
Financials	26.5%
Information Technology	20.8%
Consumer Discretionary	20.2%
Communication Services	11.5%
Industrials	5.7%
Health Care	5.5%
Consumer Staples	5.2%
Materials	1.7%
Energy	1.4%
Utilities	1.3%
High Social Impact Investments	0.2%
Total	100.0%

** Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	56,000

At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,916,340, which represents 0.1% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,000,000	$—	$—	$2,000,000	$1,916,340	$7,250	$—	$—	($8,360)
Total					$1,916,340	$7,250	$—	$—	($8,360)

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$102,544,004	$—		$—	$102,544,004
China	80,971,213	239,670,242		—	320,641,455
India	34,345,472	151,587,662		—	185,933,134
Mexico	16,094,123	—		—	16,094,123
Peru	24,259,121	—		—	24,259,121
Russia	586,612	39,505,599		—	40,092,211
Taiwan	66,811,492	77,886,366		—	144,697,858
Turkey	—	8,136,769		—	8,136,769
Other Countries(2)	—	384,973,083		—	384,973,083
Total Common Stocks	$325,612,037	$901,759,721	(3)	$—	$1,227,371,758
Participatory Notes	—	5,989,673		—	5,989,673
High Social Impact Investments	—	1,916,340		91,617	2,007,957
Short Term Investment of Cash Collateral for Securities Loaned	14,133,375	—		—	14,133,375
Total Investments	$339,745,412	$909,665,734		$91,617	$1,249,502,763

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019